FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2019. There were no assets measured at fair value on a recurring basis as of December 31, 2019.

	Fair Value Measurement as of December 31, 2019
	Total	Level 1	Level 2	Level 3
Liabilities:
Forward exchange contracts	$336	$—	$336	$—
Warrant liability	107	107	—	—
Interest rate swaps	2,296	—	2,296	—

Total liabilities	$2,739	$107	$2,632	$—

The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Fair Value Measurement as of December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$1,986	$—	$1,986	$—
Forward exchange contracts	717	—	717	—

Total assets	$2,703	$—	$2,703	$—

Liabilities:
Warrant liability	$99	$99	$—	$—
Interest rate swaps	1,829	—	1,829	—

Total liabilities	$1,928	$99	$1,829	$—

Summary of Carrying Amounts and Estimated Values of Total Debt	The carrying amounts and estimated fair values of our total debt as of December 31, 2019 and 2018 were as follows:

	As of December 31, 2019	As of December 31, 2018
Carrying amount, excluding unamortized discount and deferred financing costs	$568,419	$516,490
Fair value	$546,301	$503,748